LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT
LONG-TERM DEBT

15.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2023	2023	2022
Bank credit facilities (i)	6.89%	$2,419.0	$77.5
Senior Notes (ii)		5,226.3	5,279.1
Total long-term debt		7,645.3	5,356.6

Change in fair value related to hedged interest rate risk		(2.2)	(5.6)
Financing costs, net of amortization		(33.2)	(32.7)
		(35.4)	(38.3)
		7,609.9	5,318.3
Less current portion		(1,480.6)	—
		$6,129.3	$5,318.3

As of December 31, 2023, the carrying value of long-term debt denominated in U.S. dollars, excluding financing costs, was $4,484.5 million ($2,298.5 million as of December 31, 2022) while the net fair value of related hedging derivative instruments was in an asset position of $106.9 million ($196.1 million as of December 31, 2022).

(i)	The bank credit facilities provide for a $2,000.0 million ($1,500.0 million as of December 31, 2022) secured revolving credit facility that matures in July 2026 and a $2,100.0 million secured term credit facility entered into in April 2023, consisting of three tranches of equal size maturing in October 2024, April 2026 and April 2027. The credit facilities bear interest at Bankers’ acceptance rate, Secured Overnight Financing Rate (“SOFR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. The bank credit facilities are secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of the Corporation and most of its wholly owned subsidiaries. As of December 31, 2023, the bank credit facilities were secured by assets with a carrying value of $10,461.6 million ($8,729.9 million in 2022). The bank credit facilities contain covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2023, $361.0 million was drawn on the secured revolving credit facility ($77.5 million as of December 31, 2022) and $2,058.0 million was outstanding on the secured term credit facility.

In 2023, Videotron contracted new unsecured on-demand credit facilities under which letters of credit of $290.9 million, as of December 31, 2023, were issued and submitted to ISED Canada for the investment in blocks of spectrum in the 3800 MHz band announced on November 30, 2023 (note 27).

(ii)	The Senior Notes are unsecured and contain certain restrictions on the Corporation, including limitations on its ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first three or five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to maturity. The Senior Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2023:

15.  LONG-TERM DEBT (continued)

		Annual nominal		Interest payable
Principal amount		interest rate	Maturity date	every 6 months on
US $	600.0	5.375%	June 15, 2024	June and December 15
	$400.0	5.625%	June 15, 2025	April and October 15
	$375.0	5.750%	January 15, 2026	March and September 15
US $	600.0	5.125%	April 15, 2027	April and October 15
	$800.0	4.500%	January 15, 2030	April and October 15
	$650.0[1]	3.125%	January 15, 2031	January and July 15
	$750.0[2]	3.625%	June 15, 2028	June and December 15
US $	500.0[3]	3.625%	June 15, 2029	June and December 15
1	The Notes were issued in January 2021 for net proceeds of $644.0 million, net of financing costs of $6.0 million.
2	The Notes were issued in June 2021 for net proceeds of $743.2 million, net of financing costs of $6.8 million.
3	The Notes were issued in June 2021 for net proceeds of $599.6 million, net of financing costs of $5.8 million.

On December 31, 2023, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2024	$1,480.6
2025	400.0
2026	1,422.0
2027	1,480.6
2028	750.0
2029 and thereafter	2,112.1

Changes in long-term debt are as follows:

	2023	2022
Balance at beginning of year	$5,318.3	$5,380.1
Net change under revolving facility, net of financing costs	285.0	(209.6)
Issuance of long-term debt, net of financing costs	2,092.5	—
Foreign currency translation	(97.3)	155.9
Amortization of financing costs	8.0	5.8
Change in fair value related to hedged interest rate risk	3.4	(13.9)
Balance at end of year	$7,609.9	$5,318.3